Financial risk management and derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure [Abstract]
Summary of Derivative Financial Instruments
Derivatives are recorded in the Group statement of financial position at fair value (see note 24) as follows:

Derivatives	2024 $m	2023 $m

Currency swaps	(78)	(20)

Currency forwards	4	15

	(74)	(5)

Analysed as:

Non-current assets	4	20

Current liabilities	–	(25)

Non-current liabilities	(78)	–

	(74)	(5)

Disclosure of Detailed Information About Hedging Instruments
Currency swaps and forwards have been transacted as follows:

Date of designation	Hedge type	Pay leg	Interest rate	Receive leg	Interest rate	Maturity	Risk	Hedged item

November 2018	Cash flow	£436m	3.5%	€ 500m	2.125%	May 2027	Foreign exchange	€500m 2.125% bonds 2027

October 2020	Cash flow	£454m	2.7%	€ 500m	1.625%	October 2024	Foreign exchange	€500m 1.625% bonds 2024

November 2023	Cash flow	$657m	6.0%	€ 600m	4.375%	November 2029	Foreign exchange	€600m 4.375% bonds 2029

September 2024	Cash flow	$834m	4.9%	€ 750m	3.625%	September 2031	Foreign exchange	€750m 3.625% bonds 2031

October 2023	Net investment	$425m	n/a	£344m	n/a	October 2028	Spot foreign exchange	Net assets of specified subsidiaries with US dollar foreign currency

Summary of Interest and Foreign Exchange Risk Sensitivities

		2024 $m	2023 $m	2022 $m

(Decrease)/increase in profit before tax

Sterling: US dollar exchange rate	$0.05 fall	(38)	(14)	(3)

Euro: US dollar exchange rate	$0.05 fall	(7)	(3)	–

US dollar interest rates	1% increase	4	2	4

Sterling interest rates	1% increase	3	9	4

Decrease/(increase) in net liabilities

Sterling: US dollar exchange rate	$0.05 fall	3	(12)	27

Euro: US dollar exchange rate	$0.05 fall	25	49	50

Sterling: euro exchange rate	€ 0.05 fall	31	64	60

Summary of amended covenant test levels for syndicated and bilateral facilities

	31 December 2024	a

Covenant test levels for RCF

Leverage	< 4.0x

Interest cover	>3.5x

Summary of covenant tests

	2024	2023	2022

Covenant measures

Covenant EBITDA ($m)	1,195	1,086	896

Covenant net debt ($m)	2,804	2,328	1,898

Covenant interest payable ($m)	123	88	109

Leverage	2.35	2.14	2.12

Interest cover	9.72	12.34	8.22

Summary of Undiscounted Contractual Cash Flows of Financial Liabilities

	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	More than 5 years	Total
31 December 2024	$m	$m	$m	$m	$m

Non-derivative financial liabilities:

Bank overdrafts	17	–	–	–	17

Bonds	482	531	1,859	837	3,709

Lease liabilities	52	50	139	3,125	3,366

Trade and other payables (excluding deferred and contingent purchase consideration)	589	1	1	3	594

Contingent purchase consideration	–	39	42	–	81

Financial guarantee contracts	31	–	–	–	31

Derivative financial instruments:

Currency swaps hedging bonds inflows	(66)	(66)	(1,324)	(837)	(2,293)

Currency swaps hedging bonds outflows	101	100	1,457	916	2,574

Forward currency contract inflows	–	–	(431)	–	(431)

Forward currency contract outflows	–	–	425	–	425

	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	More than 5 years	Total
31 December 2023	$m	$m	$m	$m	$m

Non-derivative financial liabilities:

Bank overdrafts	44	–	–	–	44

Bonds	644	464	1,681	694	3,483

Lease liabilities	57	52	130	3,164	3,403

Trade and other payables (excluding deferred and contingent purchase consideration)	651	1	3	2	657

Deferred and contingent purchase consideration	13	–	81	–	94

Financial guarantee contracts	50	–	–	–	50

Derivative financial instruments:

Currency swaps hedging bonds inflows	(604)	(41)	(664)	(694)	(2,003)

Currency swaps hedging bonds outflows	653	59	704	696	2,112

Forward currency contract inflows	–	–	(438)	–	(438)

Forward currency contract outflows	–	–	425	–	425

Disclosure of Short-term Deposits by Counterparty Credit Rating
The table below analyses the Group’s short-term deposits, money market funds and repurchase agreement collateral classified as cash and cash equivalents by counterparty credit rating:

31 December 2024	AAA $m	AA+ $m	AA $m	AA- $m	A+ $m	A $m	A- $m	BBB+ and below $m	Total $m

Short-term deposits	–	–	–	41	107	249	–	14	411

Money market funds	415	–	–	–	–	–	–	–	415

Repurchase agreement collateral	26	9	2	3	–	–	–	–	40

31 December 2023	AAA $m	AA+ $m	AA $m	AA- $m	A+ $m	A $m	A- $m	BBB+ and below $m	Total $m

Short-term deposits	–	–	–	129	147	258	77	21	632

Money market funds	375	–	–	–	–	–	–	–	375

Repurchase agreement collateral	110	6	–	20	–	–	–	–	136